ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of estimated fair values of the net assets acquired
$

Net assets acquired	11,043

Fulfilled by:
Purchase consideration	19,875
Remeasurement of previously held interests*	13,333
Fair value of non-controlling interests	8,787

41,995

Goodwill	30,952

* The Company previously held 33.33% equity interest in one of the companies acquired. A gain of $10,881 as a result of the remeasurement of previously held interests is recognized as an investment gain in the consolidated statements of operations for the year ended December 31, 2017.